Segmented and Geographic Information, and Major Customers (Details) - Schedule of Operating Segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Segmented and Geographic Information, and Major Customers (Details) - Schedule of Operating Segments [Line Items]
Cash and cash equivalents	$ 1,964	$ 2,900		$ 4,705
Trade and other receivables	11,552	8,208
Inventories	8,835	17,909
Prepaid expenses	3,030	2,426
Restricted cash	4,139	4,078
Property, plant and equipment	161,299	177,913
Total assets	190,819	213,434
Trade and other payables	27,060	20,576
Derivative instruments	991	2,162
Glencore pre-payment facility		1,451
Other long-term liabilities	1,815	1,543
Metals contract liability	30,989	40,905
RoyCap convertible debenture	9,621	8,665
Promissory note	2,500	5,000
Government loan	222	4,499
Post-employment benefit obligations	6,969	10,866
Decommissioning provision	11,715	13,444
Deferred tax liabilities	348	488
Total liabilities	92,230	109,599
Revenue	85,016	45,051	[1]
Cost of sales	(72,092)	(84,794)
Depletion and amortization	(21,340)	(15,795)	[1]
Care and maintenance costs	(4,500)	(12,733)	[1]
Corporate general and administrative	(9,380)	(10,267)
Exploration costs	(3,784)	(3,875)	[1]
Accretion on decommissioning provision	(427)	(203)	[1]
Interest and financing expense	(1,798)	(4,870)	[1]
Foreign exchange gain (loss)	(3,558)	391	[1]
Impairment to property, plant and equipment	(13,440)	(55,979)
Loss on metals contract liability	(657)	(20,780)
Other gain on derivatives	214	1,668
Gain on government loan forgiveness	4,277
Income (loss) before income taxes	(41,469)	(162,186)	[1]
Income tax recovery (expense)	(3,718)	1,610
Net income (loss) for the year	(45,187)	(160,576)	[1]
Cosala Operations [Member]
Segmented and Geographic Information, and Major Customers (Details) - Schedule of Operating Segments [Line Items]
Cash and cash equivalents	317	531
Trade and other receivables	3,921	6,852
Inventories	5,390	6,113
Prepaid expenses	745	423
Restricted cash	141	133
Property, plant and equipment	52,141	55,950
Total assets	62,655	70,002
Trade and other payables	12,861	5,802
Derivative instruments
Glencore pre-payment facility		1,451
Other long-term liabilities
Metals contract liability
RoyCap convertible debenture
Promissory note
Government loan
Post-employment benefit obligations
Decommissioning provision	2,070	2,008
Deferred tax liabilities	348	488
Total liabilities	15,279	9,749
Revenue	53,418	5,491
Cost of sales	(33,371)	(3,605)
Depletion and amortization	(7,375)	(1,657)
Care and maintenance costs		(7,309)
Corporate general and administrative
Exploration costs	(1,296)	(58)
Accretion on decommissioning provision	(164)	(125)
Interest and financing expense	(210)	(186)
Foreign exchange gain (loss)	(863)	184
Impairment to property, plant and equipment		(356)
Loss on metals contract liability
Other gain on derivatives
Gain on government loan forgiveness
Income (loss) before income taxes	10,139	(7,621)
Income tax recovery (expense)	(4,695)	(98)
Net income (loss) for the year	5,444	(7,719)
Galena Complex [Member]
Segmented and Geographic Information, and Major Customers (Details) - Schedule of Operating Segments [Line Items]
Cash and cash equivalents	204	569
Trade and other receivables	7,593	1,326
Inventories	2,727	2,724
Prepaid expenses	1,232	1,072
Restricted cash	53	53
Property, plant and equipment	70,479	63,423
Total assets	82,288	69,167
Trade and other payables	8,029	5,755
Derivative instruments
Glencore pre-payment facility
Other long-term liabilities	1,192	1,361
Metals contract liability
RoyCap convertible debenture
Promissory note
Government loan	222	4,499
Post-employment benefit obligations	6,969	10,866
Decommissioning provision	5,603	6,929
Deferred tax liabilities
Total liabilities	22,015	29,410
Revenue	31,405	34,915
Cost of sales	(30,969)	(31,367)
Depletion and amortization	(7,473)	(6,623)
Care and maintenance costs	(513)	(997)
Corporate general and administrative
Exploration costs	(2,122)	(3,181)
Accretion on decommissioning provision	(158)	(28)
Interest and financing expense	(63)
Foreign exchange gain (loss)
Impairment to property, plant and equipment
Loss on metals contract liability
Other gain on derivatives
Gain on government loan forgiveness	4,277
Income (loss) before income taxes	(5,616)	(7,281)
Income tax recovery (expense)	977	518
Net income (loss) for the year	(4,639)	(6,763)
Relief Canyon [Member]
Segmented and Geographic Information, and Major Customers (Details) - Schedule of Operating Segments [Line Items]
Cash and cash equivalents	717	1,472
Trade and other receivables
Inventories	718	9,072
Prepaid expenses	452	584
Restricted cash	3,945	3,892
Property, plant and equipment	37,927	58,292
Total assets	43,759	73,312
Trade and other payables	2,658	6,270
Derivative instruments
Glencore pre-payment facility
Other long-term liabilities		159
Metals contract liability
RoyCap convertible debenture
Promissory note
Government loan
Post-employment benefit obligations
Decommissioning provision	4,042	4,507
Deferred tax liabilities
Total liabilities	6,700	10,936
Revenue	193	4,645
Cost of sales	(7,752)	(49,822)
Depletion and amortization	(6,338)	(7,355)
Care and maintenance costs	(3,987)	(4,427)
Corporate general and administrative
Exploration costs	(366)	(636)
Accretion on decommissioning provision	(105)	(50)
Interest and financing expense	(1,199)	(1,766)
Foreign exchange gain (loss)
Impairment to property, plant and equipment	(13,440)	(55,623)
Loss on metals contract liability
Other gain on derivatives
Gain on government loan forgiveness
Income (loss) before income taxes	(32,994)	(115,034)
Income tax recovery (expense)
Net income (loss) for the year	(32,994)	(115,034)
Corporate and Other [Member]
Segmented and Geographic Information, and Major Customers (Details) - Schedule of Operating Segments [Line Items]
Cash and cash equivalents	726	328
Trade and other receivables	38	30
Inventories
Prepaid expenses	601	347
Restricted cash
Property, plant and equipment	752	248
Total assets	2,117	953
Trade and other payables	3,512	2,749
Derivative instruments	991	2,162
Glencore pre-payment facility
Other long-term liabilities	623	23
Metals contract liability	30,989	40,905
RoyCap convertible debenture	9,621	8,665
Promissory note	2,500	5,000
Government loan
Post-employment benefit obligations
Decommissioning provision
Deferred tax liabilities
Total liabilities	48,236	59,504
Revenue
Cost of sales
Depletion and amortization	(154)	(160)
Care and maintenance costs
Corporate general and administrative	(9,380)	(10,267)
Exploration costs
Accretion on decommissioning provision
Interest and financing expense	(326)	(2,918)
Foreign exchange gain (loss)	(2,695)	207
Impairment to property, plant and equipment
Loss on metals contract liability	(657)	(20,780)
Other gain on derivatives	214	1,668
Gain on government loan forgiveness
Income (loss) before income taxes	(12,998)	(32,250)
Income tax recovery (expense)		1,190
Net income (loss) for the year	$ (12,998)	$ (31,060)

[1]	Certain fiscal 2021 amounts were adjusted through changes in accounting policies (see Note 5)